Note 14 - Related Party Transactions (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Directors and Executive Officers [Member]	Dec. 31, 2010 Directors and Executive Officers [Member]
Deposits	$ 319,632,000	$ 316,147,000	$ 710,000	$ 500,000